RESTRUCTURING AND OTHER EXIT COSTS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Changes in restructuring and other exit costs
Accrued restructuring and other exit costs at the beginning of the period	$ 195
Restructuring and other exit costs	1,469	$ 1,597
Cash paid for restructuring and other exit costs	(1,543)
Accrued restructuring and other exit costs at the end of the period	$ 121	$ 195